Commitments and contingencies (Details Textual)		1 Months Ended			12 Months Ended
	Jan. 02, 2014	Jun. 23, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Jan. 18, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 02, 2009 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Description of material leasing arrangements by lessor classified as operating lease					The Group has entered into operating leases on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013. The Group has the option to lease the assets for two additional term of 5 years each.	The Group has entered into operating leases on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013. The Group has the option to lease the assets for two additional term of 5 years each.
Estimated financial effect of contingent liabilities					$ 2,900,000				$ 1,100,000
Withholding tax, New Tax Rate					30.00%	30.00%
Withholding tax, Old Tax Rate					12.00%	12.00%
Loss contingencies, laws affected					The alleged OEFA violations currently range from zero to 40,300 tax units and the Autoridad Nacional del Agua alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates.	The alleged OEFA violations currently range from zero to 40,300 tax units and the Autoridad Nacional del Agua alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates.
Withholding tax rate			12.00%	30.00%
Income tax contingencies,amount					$ 3,500,000			S/ 12,000,000
Payment to acquire contractual positions in mining concession agreements					$ 29,000,000
Minera Yanacocha SRL and subsidiary [member]
Disclosure of Commitments and contingencies [Line Items]
Loss contingencies, laws affected					The alleged OEFA violations currently range from zero to 40,300 tax units and the water authority alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates.	The alleged OEFA violations currently range from zero to 40,300 tax units and the water authority alleged violations range from zero to 10 tax units, being each tax unit equivalent to approximately US$1,260 based on current exchange rates.
Provisional liability							$ 83,000,000
Minera Yanacocha SRL and subsidiary [member] | Los Tapados S.A [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales					3.00%	3.00%
Yanacocha [Member]
Disclosure of Commitments and contingencies [Line Items]
Provisional liability					$ 84,000,000
Empresa de Generacion Huanza S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Finance lease liabilities										$ 119,000,000
Unrecognized Depreciation expense					$ 8,148,000	S/ 27,532,000
San Jose Reservoir Trust [Member]
Disclosure of Commitments and contingencies [Line Items]
Outstanding commitments made by entity, related party transactions									$ 6,321,000
Sindicato Minero de Orcopampa [Member]
Disclosure of Commitments and contingencies [Line Items]
Lease concession expense, Percent					10.00%	10.00%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales					3.00%	3.00%
Cerro Verde [Member] | Bottom of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
Cerro Verde [Member] | Top of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		3.00%
Cerro Verde [Member] | New guarantee contract [Member] | Bottom of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
Cerro Verde [Member] | New guarantee contract [Member] | Top of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	12.00%